Income Taxes (Details 2) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Taxes (Details)
Research and development credit, net	$ 1,286,195	$ 1,286,195
Deferred revenue	1,009,141	1,112,003
Capitalized research and development costs	951,497	620,791
Net operating loss carry-forward	898,302	318,302
Capital loss carry-forward	52,560	52,560
Operating lease liability	234,901	0
Property and equipment and other	4,920	29,971
Total	4,437,516	3,419,822
Valuation allowance	(4,205,507)	(3,419,822)
Net deferred tax liability	232,009	0
Right-of-use assets	(232,009)	0
Total net deferred tax	$ 0	$ 0